Consolidated Statements of Operations (Parentheticals) (Reclassifications Of Losses On Previously Designated Cash Flow Hedges [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Reclassifications Of Losses On Previously Designated Cash Flow Hedges [Member]
Interest Expense	$ 6,544